Estimated unrecognized deferred compensation (Details 2) SFr in Millions	12 Months Ended
Dec. 31, 2022 CHF (SFr)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 1,493
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 3 months 18 days
Deferred cash awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 586
Retention Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	343
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	55
Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	52
Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	203
Stock compensation plan | Strategic Delivery Plan
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	254
Bank
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 1,440
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 3 months 18 days
Bank | Deferred cash awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 564
Bank | Retention Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	338
Bank | Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	53
Bank | Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	50
Bank | Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	194
Bank | Stock compensation plan | Strategic Delivery Plan
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 241